Reclassifications from Accumulated Other Comprehensive Income (Tables)	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income Reclassification
The following table sets out the components of the Company’s AOCI that are reclassified into the condensed consolidated statement of operations for the twelve months ended December 31, 2022 and 2021:

	Amount Reclassified from AOCI
Details about the AOCI Components	Twelve Months Ended December 31, 2022	Twelve Months Ended December 31, 2021	Affected Line Item in the Consolidated Statement of Operations

	($ in millions)
Available for sale:
Realized (gains) on sale of securities and cash and cash equivalents	$(3.9)	$(24.8)	Realized and unrealized investment gains
Realized losses on sale of securities and cash and cash equivalents	58.9	4.4	Realized and unrealized investment losses
	55.0	(20.4)	Income/(loss) from operations before income tax
Tax on net realized gains of securities	—	—	Income tax (expense)/benefit
	$55.0	$(20.4)	Net income/(loss)
Realized derivatives:
Net realized gains on settled derivatives	15.4	(6.2)	General, administrative and corporate expenses
Tax on settled derivatives	—	—	Income tax (expense)/benefit
	$15.4	$(6.2)	Net income/(loss)

Total reclassifications from AOCI to the statement of operations, net of income tax	$70.4	$(26.6)	Net income/(loss)
The following table sets out the components of the Company’s AOCI that are reclassified into the condensed consolidated statement of operations for the six months ended June 30, 2023 and 2022:

	Amount Reclassified from AOCI
Details about the AOCI Components	Six Months Ended June 30, 2023	Six Months Ended June 30, 2022	Affected Line Item in the Consolidated Statement of Operations
	($ in millions)
Available for sale:
Realized gains on sale of securities and cash and cash equivalents	$(0.4)	$(2.3)	Realized and unrealized investment gains
Realized losses on sale of securities and cash and cash equivalents	7.2	30.1	Realized and unrealized investment losses
	6.8	27.8	Income/(loss) from operations before income tax
Tax on net realized gains of securities	—	—	Income tax (expense)/benefit
	$6.8	$27.8	Net income/(loss)
Realized derivatives:
Net realized loss on settled derivatives	(4.3)	(6.4)	General, administrative and corporate expenses
Tax on settled derivatives	—	0.6	Income tax (expense)/benefit
	$(4.3)	$(5.8)	Net Income/(loss)

Total reclassifications from AOCI to the statement of operations, net of income tax	$2.5	$22.0	Net income/(loss)